Investment Securities (Tables)	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Amortized Cost and Fair Values of Investment Securities Available for Sale
The amortized cost, gross unrealized gains and losses, and fair values of investment securities available for sale at December 31, 2015 and 2014 were as follows.

	2015
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
(in thousands)	Cost	Gains	Losses	Value
U.S. agency securities	$12,565	$507	$—	$13,072
Corporate bonds	11,994	—	804	11,190
Mortgage-backed securities -
Agency	147,980	1,498	279	149,199
Asset-backed securities	23,787	—	495	23,292
Equity securities	970	451	—	1,421
Total investment securities
available for sale	$197,296	$2,456	$1,578	$198,174

	2014
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
(in thousands)	Cost	Gains	Losses	Value
U.S. agency securities	$17,042	$611	$—	$17,653
Corporate bonds	15,080	23	543	14,560
Mortgage-backed securities -
Agency	212,650	2,991	213	215,428
Asset-backed securities	54,345	—	1,148	53,197
Equity securities	970	422	9	1,383
Total investment securities
available for sale	$300,087	$4,047	$1,913	$302,221

Fair Values and Gross Unrealized Losses by Investment
The following tables reflect the fair values and gross unrealized losses aggregated by investment category and length of time that the individual securities have been in a continuous unrealized loss position at December 31, 2015 and 2014.

	2015
(in thousands)	Less than 12 Months		12 Months or More		Total
		Unrealized		Unrealized		Unrealized
Description of Securities	Fair Value	Loss	Fair Value	Loss	Fair Value	Loss
Corporate bonds	$—	$—	$11,190	$804	$11,190	$804
Mortgage-backed securities -
Agency	56,787	244	1,517	35	58,304	279
Asset-backed securities	17,554	291	5,738	204	23,292	495
	$74,341	$535	$18,445	$1,043	$92,786	$1,578

	2014
(in thousands)	Less than 12 Months		12 Months or More		Total
		Unrealized		Unrealized		Unrealized
Description of Securities	Fair Value	Loss	Fair Value	Loss	Fair Value	Loss
Corporate bonds	11,462	542	2,517	1	13,979	543
Mortgage-backed securities -
Agency	17,881	77	7,895	136	25,776	213
Asset-backed securities	34,896	570	15,379	578	50,275	1,148
Equity securities	$181	$9	$—	$—	$181	$9
	$64,420	$1,198	$25,791	$715	$90,211	$1,913

Rollforward of the Cumulative OTTI Losses
A rollforward of the cumulative OTTI losses recognized in earnings for available for sale equity securities for years ended December 31, 2015 and 2014 is as follows.

(in thousands)	Cumulative OTTI Losses
Balance, December 31, 2013	$818
Less: Realized OTTI on securities sold	—
Add: Loss where impairment was not previously recognized	—
Add: Loss where impairment was previously recognized	—
Balance, December 31, 2014	818
Less: Realized OTTI on securities sold	—
Add: Loss where impairment was not previously recognized	—
Add: Loss where impairment was previously recognized	—
Balance, December 31, 2015	$818

Amortized Cost and Fair Values of Investment Securities Not OTTI by Contractual Maturity

	2015		2014
	Amortized		Amortized
(in thousands)	Cost	Fair Value	Cost	Fair Value
Due in one year or less	$—	$—	$970	$982
Due after one year
but less than five years	2,253	2,304	5,670	5,726
Due after five years
but less than ten years	12,518	11,785	13,228	12,806
Due after ten years	9,788	10,173	12,254	12,699
Mortgage-backed securities -
Agency	147,980	149,199	212,650	215,428
Asset-backed securities	23,787	23,292	54,345	53,197
Equity securities	970	1,421	970	1,383
Total available for sale securities	$197,296	$198,174	$300,087	$302,221

Pledged Investment Securities at Fair Value
Investment securities at fair value that were pledged to secure deposits or outstanding borrowings or were pledged to secure potential future borrowings at December 31, 2015 and 2014 were as follows.

(in thousands)	2015	2014
Public deposits	$53,741	$38,718
Federal Home Loan Bank borrowings	—	22,647
Other	12,988	11,668
	$66,729	$73,033